Victory AMT Free Municipal Fund Expense Example, No Redemption - Victory AMT Free Municipal Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 157
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	872
Expense Example, No Redemption, 10 Years	$ 1,628